Intangible assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Intangible Assets, Estimated Useful Life	The estimated useful lives of assets are as follows:

Asset Class	Useful Life (years)
Purchased software	5
Internally developed software	5
Trademark	Indefinite

Summary of Intangible Assets

Breakdown of and changes in intangible assets are as follows:

	Software purchased		Software developed		Software in development		Trademark		Other		Total		Total
	BRL		BRL		BRL		BRL		BRL		BRL		USD
As of January 1, 2016		18,219	R$	26,794	R$	7,087	R$	—	R$	559	R$	52,659

Additions		1,738		15,722		18,760		14,001		—		50,221
Disposals		—		(187)		—		—		—		(187)
Amortization for the year		(5,777)		(8,134)		—		—		—		(13,911)
Tranfers		316		5,529		(5,845)		—		—		—
Net exchange differences arising from translation adjustments		(25)		(1,164)		—		—		—		(1,189)

As of January 1, 2017	R$	14,471	R$	38,560	R$	20,002	R$	14,001	R$	559	R$	87,593

Additions		4,850		10,641		35,562		—		—		51,053
Disposals		—		—		—		—		—		—
Amortization for the year		(6,320)		(16,972)		—		—		—		(23,292)
Tranfers		1,475		27,852		(29,327)		—		—		—
Net exchange differences arising from translation adjustments		(2)		474		13		—		—		485

As of December 31, 2017		14,474		60,555		26,250		14,001		559		115,839		29,897

Additions		11,546		2,231		59,119		0		1		72,897		18,813
Disposals		(1,142)		0		(1,085)		0		0		(2,227)		(575)
Amortization for the year		(8,694)		(36,438)		0		0		0		(45,132)		(11,648)
Tranfers		0		72,970		(72,970)		0		0		0		0
Net exchange differences arising from translation adjustments		(16)		1,951		85		0		0		2,020		521
Monetary correction gain, net		10		0		0		0		0		10		3
Impairment		(48)		0		0		0		0		(48)		(12)
Sale from Mexico operation		(42)		0		0		0		0		(42)		(11)

As of December 31, 2018	R$	16,088	R$	101,269	R$	11,399		14,001	R$	560	R$	143,317	U$	36,988